Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash Flows from Operating Activities
Net income	€ 1,196,640		€ 1,015,490		€ 1,146,316
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	254,644		228,775		186,620
Impairment	10,528		13,057		3,234
Loss on disposal of property, plant and equipment	3,502	[1]	2,823	[1]	2,272	[1]
Share-based payments	63,380		52,371		18,714
Allowance for doubtful receivables	133	[2]	1,062	[2]	458
Allowance for obsolete inventory	162,821		164,852		130,911
Deferred income taxes	(59,050)		(22,658)		(72,374)
Changes in assets and liabilities:
Accounts receivable	(164,850)		(192,149)		246,982
Finance receivables	51,132		9,277		(225,103)
Inventories	(293,404)	[1],[3]	(518,121)	[1],[3]	(352,716)	[1],[3]
Other assets	(112,424)		(32,941)		19,117
Accrued and other liabilities	36,524		(57,282)		(147,691)
Accounts payable	(136,192)		321,486		(225,083)
Current income taxes	11,822		68,131		(28,179)
Net cash provided by operating activities	1,025,206		1,054,173		703,478
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(358,280)	[3]	(210,804)	[3]	(171,878)	[3]
Purchase of intangible assets	(2,952)		(4,000)		(7,658)
Purchase of available for sale securities	(504,756)		(904,856)		(1,379,997)
Maturity of available for sale securities	849,776		1,195,031		449,992
Acquisition of subsidiaries (net of cash acquired)			(443,712)	[4]	(10,292)
Net cash used in investing activities	(16,212)		(368,341)		(1,119,833)
Cash Flows from Financing Activities
Dividend paid	(267,962)		(216,085)		(188,892)
Purchase of shares	(700,000)		(300,000)		(535,373)
Net proceeds from issuance of shares	39,679		31,822		3,907,666	[5]
Net proceeds from issuance of notes			740,445	[6]
Repurchase of notes			(368,303)	[7]
Capital Repayment					(3,728,324)	[8],[9]
Repayment of debt	(4,128)		(4,100)		(2,776)
Tax benefit (deficit) from share-based payments	3,972		3,110		2,116
Net cash used in financing activities	(928,439)		(113,111)		(545,583)
Net cash flows	80,555		572,721		(961,938)
Effect of changes in exchange rates on cash	8,238		(9,623)		(2,248)
Net increase (decrease) in cash and cash equivalents	88,793		563,098		(964,186)
Cash and cash equivalents at beginning of the year	2,330,694		1,767,596		2,731,782
Cash and cash equivalents at end of the year	2,419,487		2,330,694		1,767,596
Supplemental Disclosures of Cash Flow Information:
Interest and other paid	(42,439)		(50,535)		(37,906)
Income taxes paid	€ (124,325)		€ (2,278)		€ (109,504)

[1]	An amount of EUR 30.7 million (2013: EUR 48.2 million, 2012: EUR 222.9 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see Note 12.
[2]	The addition for the year is recorded in the cost of sales.
[3]	An amount of EUR 95.5 million (2013: EUR 115.9 million, 2012: EUR 204.8 million) of the additions in property, plant and equipment relates to non- cash transfers from inventory. Other movements include EUR 1.5 million increase (2013: EUR 12.5 million decrease, 2012: EUR 9.6 million decrease), mainly relating to investments not yet paid and inceptions of finance lease arrangements. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see Note 12.
[4]	In addition to the cash paid in relation to the acquisition of Cymer, we issued 36,464,576 shares for an amount of EUR 2,346.7 million (non-cash event) as part of the consideration paid.
[5]	Net proceeds from issuance of shares includes an amount of EUR 3,853.9 million related to the share issuances in connection to the CCIP. See Note 28 to the Financial Statements.
[6]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 740.4 million (net of incurred transaction costs) from the issuance of our EUR 750 million 3.375 percent senior notes due 2023.
[7]	Repurchase of notes relates to the net cash outflows of EUR 368.3 million for the partial repurchase of our EUR 600 million 5.75 percent senior notes due 2017 including the partial unwinding of the related interest rate swaps.
[8]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[9]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was part of the synthetic share buyback in November 2012.